Other Financial Liabilities - Summary of other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Current
Derivative instruments	$ 23,688	$ 189,647
Obligations relating to leases	10,991	8,839
Other	0	499
Total current	34,679	198,985	[1]	$ 21,697
Non-current
Derivative instruments	541	13,950
Obligations relating to leases	188,117	130,400
Total non-current	$ 188,658	$ 144,350	[1]	$ 164,511
Fixed interest rate | Finance Lease Liability
Non-current
Interest rate	5.50%
Variable interest rate | Finance Lease Liability
Non-current
Interest rate	2.85%

[1]	See Note 2i for further details.